Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Schedule of official statistics annual price variation
Price variation	June 30, 2023	June 30, 2024	June 30, 2025	Cumulative as of June 30, 2025 (3 years)
Annual	116%	272%	39%	1,017%

Schedule of new accounting standards and amendments
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Special transitional rules apply if an entity had early adopted the 2020 amendments regarding the classification of liabilities as current or non-current.

06-30-2025
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalised narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognising any amount of the gain or loss that relates to the right of use that it retains. This could particularly impact sale and leaseback transactions where the lease payments include variable payments that do not depend on an index or a rate.

06-30-2025
Supplier finance arrangements amendments – amendments to IAS 7 and IFRS 7

The amendments were prepared to respond to requests from investors regarding the need to have more information regarding financing agreements with suppliers, in order to be able to evaluate how these agreements affect liabilities, cash flows and the liquidity risk of an entity. New disclosures must be included in the financial statements, such as the terms and conditions of said agreements, as well as the recorded values of the liabilities, and ranges of payment due dates applicable to the liabilities that are under the Payment Agreement scheme. financing with suppliers, as well as for comparable commercial accounts that are not part of such agreements.

06-30-2025
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 21 - Lack of Exchangeability

In August 2023, the IASB amended IAS 21 to add requirements to help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not. Prior to these amendments, IAS 21 set out the exchange rate to use when exchangeability is temporarily lacking, but not what to do when lack of exchangeability is not temporary.

Annual periods beginning on or after 1st January 2025. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On 30 May 2024, the IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

(a) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

(b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

(c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

(d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The amendments in (b) are most relevant to financial institutions, but the amendments in (a), (c) and (d) are relevant to all entities.

Annual periods beginning on or after 1st January 2026. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 18 Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss.

The key new concepts introduced in IFRS 18 relate to:

• the structure of the statement of profit or loss with defined subtotals;

• requirement to determine the most useful structure summary for presenting expenses in the statement of profit or loss

• required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

• enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.
IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements; and it applies instead the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

• it does not have public accountability; and

• it has an ultimate or intermediate parent that produces Consolidated Financial Statements available for public use that comply with IFRS Accounting Standards.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Consolidated Financial Statements.

Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2025	06.30.2024	06.30.2023
Cresud's direct equity interest in:
Brasilagro (1) (2)	Brazil	Agricultural	35.22%	35.22%	37.88%
Futuros y Opciones.Com S.A. (3)	Argentina	Brokerage	51.21%	51.21%	49.55%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA (4)	Argentina	Real estate	54.06%	55.40%	56.93%
JOFSHI S.A.U.	Argentina	Investment	100.00%	-	-
Brasilagro's direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cajueiro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Ceibo Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cremaq Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Flamboyant Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	100.00%	100.00%	100.00%
Mogno Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Palmeiras S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Morotí S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agrifirma Agro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Acres del Sud S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Futuros y Opciones.Com. S.A.'s direct equity interest in:
Amauta Agro S.A. (5)	Argentina	Agricultural	98.25%	98.57%	98.57%
FyO Acopio S.A. (5)	Argentina	Grain warehousing and brokerage	98.25%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Helmir S.A.'s direct equity interest in:
FyO Holding S.A.	Uruguay	Investment	50.10%	50.10%	50.10%
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2025	06.30.2024	06.30.2023
IRSA's direct equity interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.U.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1) (2)	Argentina	Investment	-	-	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata S.A. (4)	Argentina	Real estate	-	100.00%	100.00%
We are appa S.A.	Argentina	Design and software development	93.63%	98.67%	98.67%
Shefa Fiduciaria S.A.U.	Argentina	Fiduciary	100.00%	100.00%	-
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	100.00%	-
Tyrus S.A.'s direct equity interest in:
DFL y DN B.V.	Bermudas/ Netherlands	Investment	99.65%	99.63%	99.59%
Sheha Holding LLC	United States	Investment	100.00%	100.00%	-
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Liveck Ltd. (3)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
DFL's direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	100.00%	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 30 years
Others	Between 3 and 10 years